Basic and Diluted Loss Per Share - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Warrants and options excluded from the computation of potentially dilutive securities	165,702,574	15,278,570	0	0